Mar. 01, 2025
(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM)
Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.
Fees and Expenses
The Fund is a component of various “wrap-fee” programs sponsored by investment advisers and broker-dealers. Generally, no ordinary operating fees or expenses are charged to the Fund. However, participants in the wrap-fee programs eligible to invest in the Fund pay an asset-based fee to the sponsors of these programs, and the Fund’s investment manager receives compensation from the sponsors for its services. Please carefully read the brochure provided to you in connection with your participation in the wrap-fee program for important information about the fees charged to you by the sponsor.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example includes contractual commitments to waive fees and reimburse expenses as indicated in the previous table. The example does not include the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming you sold your shares, you would pay:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of companies in emerging market countries; and
■	across any market capitalization.
We consider emerging market countries to be countries included in the MSCI Emerging Markets Index. We look for companies with sustainable dividend yields backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for a portfolio dividend yield above the index average while maintaining a controlled level of risk.
We see Environmental, Social and Governance (“ESG”) considerations as a component of fundamental analysis and in particular climate change as a serious and complex risk. The accounting of sustainability issues is integrated into the team’s investment process: research, stock selection, portfolio construction, and engagement with companies on ESG issues.
We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Highest Quarter: December 31, 2023 +10.15% Lowest Quarter: December 31, 2024 -8.02%
Average Annual Total Returns for the periods ended 12/31/2024
(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Emerging Markets Risk [Member]
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Derivatives Risk [Member]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Foreign Currency Contracts Risk [Member]
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Growth/Value Investing Risk [Member]
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | New Fund Risk [Member]
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Managed Account CoreBuilder Shares Series EM) | (CoreBuilder Shares - Series EM) | CoreBuilder Shares Series EM
Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series EM as of 12/31 each year